Report of Independent Registered
Public Accounting Firm

To the Board of Directors and
Unitholders of CPG Focused Access
Fund, LLC

Opinion on the Financial Statements

We have audited the accompanying
statement of assets and liabilities,
including the schedule of investments,
of CPG Focused Access Fund, LLC (the
Fund) as of April 30, 2022, and the
related statements of operations,
changes in net assets and cash flows,
including the related notes, and the
financial highlights for the year ended
April 30, 2022 (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, and the results of its operations, changes in its net assets, its cash flows and the financial highlights for the year ended April 30, 2022 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as
of and for the year ended April 30, 2021 and the financial highlights for each of the periods ended on or prior to April 30, 2021 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated June 25, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the
responsibility of the Funds
management. Our responsibility is to
express an opinion on the Funds
financial statements based on our audit.
We are a public accounting firm
registered with the Public Company
Accounting Oversight Board (United
States) (PCAOB) and are required to be
independent with respect to the Fund in
accordance with the U.S. federal
securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these
financial statements in accordance with
the standards of the PCAOB. Those
standards require that we plan and
perform the audit to obtain reasonable
assurance about whether the financial
statements are free of material
misstatement, whether due to error or
fraud.

Our audit included performing
procedures to assess the risks of
material misstatement of the financial
statements, whether due to error or
fraud, and performing procedures that
respond to those risks. Such procedures
included examining, on a test basis,
evidence regarding the amounts and
disclosures in the financial statements.
Our audit also included evaluating the
accounting principles used and
significant estimates made by
management, as well as evaluating the
overall presentation of the financial
statements. Our procedures included
confirmation of securities owned as of
April 30, 2022 by correspondence with
the investee funds. We believe that our
audit provides a reasonable basis for
our opinion.




/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 28, 2022

We have served as the auditor of one or
more Central Park Group investment
companies since 2022.




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